Equity (Details) - Schedule of share capital - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Issued and paid Ordinary Shares of NIS 0.02
Outstanding shares at the beginning of the year	13,706,328	11,119,303	7,711,666
Shares issued in public offering and private placements during the year	1,517,655	2,585,025	2,509,689
Share issued for warrants exercised during the year			12,375
Share issued for share options exercised during the year		2,000	51,000
Conversion of convertible loans during the year			834,573
Outstanding shares at the end of the year	15,223,983	13,706,328	11,119,303
Authorized	50,000,000	50,000,000	50,000,000